UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Telecom and
Utilities Fund

April 30, 2013

1.800364.109

UIF-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Media - 6.6%
Comcast Corp. Class A	1,708,828	$ 70,575
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc. (a)	382,800	10,902
Energen Corp.	233,200	11,058
		21,960
FINANCIALS - 5.5%
Real Estate Investment Trusts - 5.5%
American Tower Corp.	705,300	59,238
INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 1.3%
Equinix, Inc. (a)	66,000	14,131
TELECOMMUNICATION SERVICES - 26.0%
Diversified Telecommunication Services - 18.7%
AT&T, Inc.	1,079,300	40,431
CenturyLink, Inc.	392,121	14,732
Level 3 Communications, Inc. (a)	583,136	11,739
tw telecom, inc. (a)	522,100	14,138
Verizon Communications, Inc.	2,000,900	107,870
Vivendi SA	474,659	10,752
		199,662
Wireless Telecommunication Services - 7.3%
Clearwire Corp. Class A (a)	730,022	2,453
MetroPCS Communications, Inc. (a)	932,800	11,044
SBA Communications Corp. Class A (a)	239,365	18,907
Sprint Nextel Corp. (a)	4,720,300	33,278
Telephone & Data Systems, Inc.	536,060	12,029
		77,711
TOTAL TELECOMMUNICATION SERVICES		277,373
UTILITIES - 55.5%
Electric Utilities - 29.3%
American Electric Power Co., Inc.	1,283,600	66,016
Duke Energy Corp.	1,258,980	94,675
Edison International	1,326,771	71,380
FirstEnergy Corp.	1,091,900	50,883
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Great Plains Energy, Inc.	140,210	$ 3,383
ITC Holdings Corp.	71,500	6,594
OGE Energy Corp.	272,939	19,769
		312,700
Gas Utilities - 1.8%
ONEOK, Inc.	378,359	19,433
Independent Power Producers & Energy Traders - 9.8%
Calpine Corp. (a)	1,038,120	22,558
NRG Energy, Inc.	1,267,901	35,336
The AES Corp.	3,401,900	47,150
		105,044
Multi-Utilities - 13.4%
CenterPoint Energy, Inc.	1,099,400	27,133
NiSource, Inc.	683,600	21,007
PG&E Corp.	799,708	38,738
Sempra Energy	684,310	56,695
		143,573
Water Utilities - 1.2%
American Water Works Co., Inc.	306,600	12,840
TOTAL UTILITIES		593,590
TOTAL COMMON STOCKS (Cost $858,547)		1,036,867
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.13% (b) (Cost $41,513)	41,513,255	41,513
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $900,060)		1,078,380
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(9,795)
NET ASSETS - 100%		$ 1,068,585
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	0*
Total	$ 8

* Amount represents less than $1,000

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $902,146,000. Net unrealized appreciation aggregated $176,234,000, of which $181,953,000 related to appreciated investment securities and $5,719,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013